UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09689



Wells Fargo Master Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: September 30, 2004

Date of reporting period: 07/01/04 - 06/30/05





Item 1. Proxy Voting Record



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09689
Reporting Period: 07/01/2004 - 06/30/2005
Wells Fargo Master Trust









============ WELLS FARGO MASTER TRUST INTERNATIONAL CORE PORTFOLIO =============

There were no proxies voted in relation to the securities held in the Portfolio's portfolio.


=========== WELLS FARGO MASTER TRUST INTERNATIONAL GROWTH PORTFOLIO ============


CHUNGHWA TELECOM

Ticker:                      Security ID:  17133Q205
Meeting Date: JUN 21, 2005   Meeting Type: Annual
Record Date:  MAY 16, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE COMPANY S OPERATION REPORTS FOR 2004  None      For        Management
2     THE SUPERVISORS  AUDIT REPORTS ON THE     None      For        Management
      COMPANY S FINANCIAL STATEMENTS FOR 2004
3     THE COMPANY S FINANCIAL STATEMENTS FOR    None      For        Management
      2003 APPROVED BY THE MINISTRY OF AUDIT OF
      THE REPUBLIC OF CHINA
4     THE COMPANY S PROCUREMENT OF LIABILITY    None      For        Management
      INSURANCE FOR ITS DIRECTORS AND
      SUPERVISORS
5     THE COMPANY S ENACTMENT OF CODE OF ETHICS None      For        Management
6     THE COMPANY S FINANCIAL STATEMENTS FOR    For       For        Management
      2004
7     THE COMPANY S DISTRIBUTION OF EARNINGS    For       For        Management
      FOR 2004
8     THE DISBURSEMENT OF REMUNERATION TO THE   For       For        Management
      COMPANY S DIRECTORS AND SUPERVISORS
9     EXTRAORDINARY MOTIONS                     For       For        Management


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GAZPROM OAO

Ticker:                      Security ID:  368287207
Meeting Date: JUN 24, 2005   Meeting Type: Annual
Record Date:  MAY 6, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     ANNUAL REPORT                             For       For        Management
2     ANNUAL ACCOUNTING STATEMENTS              For       For        Management
3     DISTRIBUTION OF THE PROFIT                For       For        Management
4     APPROVE PAYMENT OF ANNUAL DIVIDENDS       For       For        Management
5     PAY REMUNERATION TO BOARD AND AUDIT       For       Against    Management
      COMMISSION
6     APPROVE EXTERNAL AUDITOR                  For       For        Management
7     AMENDMENT NO. 1 TO THE CHARTER            For       For        Management
8     AMENDMENT NO. 2 TO THE CHARTER            For       For        Management
9     AMENDMENT NO. 3 TO THE CHARTER            For       For        Management
10    AMENDMENT NO. 1 TO THE CHARTER THAT HAVE  For       For        Management
      BEEN PROPOSED BY THE BOARD
11    AMENDMENTS AND ADDITIONS NO. 2 TO THE     For       For        Management
      CHARTER THAT HAVE BEEN PROPOSED BY THE
      BOARD
12    AMENDMENTS AND ADDITIONS NO. 3 TO THE     For       For        Management
      CHARTER THAT HAVE BEEN PROPOSED BY THE
      BOARD
13    AMENDMENT TO THE REGULATION ON THE BOARD  For       For        Management
14    LOAN TRANSACTIONS BETWEEN OAO GAZPROM AND For       For        Management
      AB GAZPROMBANK (ZAO)
15    LOAN TRANSACTIONS BETWEEN OAO GAZPROM AND For       For        Management
      SBERBANK OF RUSSIA
16    BANK ACCOUNT AGREEMENTS BETWEEN OAO       For       For        Management
      GAZPROM AND AB GAZPROMBANK (ZAO)
17    BANK ACCOUNT AGREEMENTS BETWEEN OAO       For       For        Management
      GAZPROM AND SBERBANK OF RUSSIA
18    BANK GUARANTEE AGREEMENTS BETWEEN OAO     For       For        Management
      GAZPROM AND AB GAZPROMBANK (ZAO)
19    GAS SUPPLY AGREEMENTS BETWEEN OAO GAZPROM For       For        Management
      AND OOO MEZHREGIONGAZ
20    GAS SUPPLY AGREEMENTS BETWEEN OAO GAZPROM For       For        Management
      AND OAO AK SIBUR


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LUKOIL OAO

Ticker:       LUKFY          Security ID:  677862104
Meeting Date: JUN 28, 2005   Meeting Type: Annual
Record Date:  MAY 12, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     ENDORSEMENT OF OAO LUKOIL, ANNUAL REPORT  For       For        Management
      FOR 2004, ANNUAL ACCOUNTING STATEMENT
      INCLUDING THE PROFIT-AND-LOSS STATEMENT
      (PROFIT-AND-LOSS ACCOUNTS) OF THE
      COMPANY.
2     ELECTION OF DIRECTIONS. IF YOU WISH TO    For       Abstain    Management
      VOTE SELECTIVELY OR CUMULATE, PLEASE
      CONTACT YOUR REPRESENTATIVE.
3     ELECTION OF MEMBER OF THE AUDIT           For       For        Management
      COMMISSION: KONDRATYEV, PAVEL
      GENNADYEVICH.
4     ELECTION OF MEMBER OF THE AUDIT           For       For        Management
      COMMISSION: NIKITENKO, VLADIMIR
      NIKOLAYEVICH.
5     ELECTION OF MEMBER OF THE AUDIT           For       For        Management
      COMMISSION: SKLYAROVA, TATYANA
      SERGUEYEVNA.
6     ON REMUNERATION AND COMPENSATION OF       For       For        Management
      EXPENSES TO THE MEMBERS OF THE BOARD OF
      DIRECTORS AND THE AUDIT COMMISSION OF OAO
      LUKOIL.
7     ENDORSEMENT OF COMPANY AUDITORS.          For       For        Management
8     APPROVAL OF AMENDMENTS AND ADDENDA TO THE For       For        Management
      CHARTERED OF THE PUBLIC JOINT STOCK
      COMPANY OIL COMPANY LUKOIL.
9     APPROVAL OF AMENDMENTS AND ADDENDA TO THE For       For        Management
      REGULATIONS ON THE PROCEDURE FOR
      PREPARING AND HOLDING THE GENERAL
      SHAREHOLDERS MEETING OF OAO LUKOIL.
10    APPROVAL OF AMENDMENTS AND ADDENDA TO THE For       For        Management
      REGULATIONS ON THE BOARD OF DIRECTORS OF
      OAO LUKOIL.
11    ON THE APPROVAL OF TRANSACTIONS INVOLVING For       For        Management
      INTERESTED/RELATED PARTIES.


--------------------------------------------------------------------------------

NORTEL NETWORKS CORP.

Ticker:       NT.            Security ID:  656568102
Meeting Date: JUN 29, 2005   Meeting Type: Annual
Record Date:  MAY 2, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Jalynn H. Bennett as Director       For       For        Management
1.2   Elect Manfred Bischoff as Director        For       For        Management
1.3   Elect Robert E. Brown as Director         For       For        Management
1.4   Elect John E. Cleghorn as Director        For       For        Management
1.5   Elect James B. Hunt, Jr. as Director      For       For        Management
1.6   Elect Robert A. Ingram as Director        For       For        Management
1.7   Elect John A. MacNaughton as Director     For       For        Management
1.8   Elect John P. Manley as Director          For       For        Management
1.9   Elect Richard D. McCormick as Director    For       For        Management
1.10  Elect Ronald W. Osborne as Director       For       For        Management
1.11  Elect William A. Owens as Director        For       For        Management
1.12  Elect Harry J. Pearce as Director         For       For        Management
2     Ratify Deloitte & Touche LLP as Auditors  For       For        Management
3     Approve Adoption of the Nortel U.S. Stock For       For        Management
      Purchase Plan, the Nortel Global Stock
      Purchase Plan, and the Nortel Stock
      Purchase Plan for Members of the Nortel
      Savings and Retirement Program
4     Approve Adoption of Nortel 2005 Stock     For       For        Management
      Incentive Plan
5     Require Shareholder Approval of the       Against   Against    Shareholder
      Compensation of the Ten Highest Paid
      Executives
6     Exclude Senior Executive's Bonuses From   Against   Against    Shareholder
      Calculation of Pensions
7     Require List of Nominees for Board of     Against   Against    Shareholder
      Directors To Have a Minimum of 25% More
      Candidates Than There Are Spaces to Fill
8     Roll Back the Salary Level of All Senior  Against   Against    Shareholder
      Executives to Their Salary Level on Jan.
      1, 1998
9     Take Legal or other Appropriate Action to Against   Against    Shareholder
      Get Back Bonus and Salary Increases Given
      to Senior Executives (Past and Present)
      From 1998 through 2004
10    Take Legal or other Appropriate Action to Against   Against    Shareholder
      Exclude Executives (Past and
      Present)Bonuses and Salary Increases from
      1998 through 2004 from Their Pensions
      Calculation
11    Take Legal or other Appropriate Action to Against   Against    Shareholder
      Get Back Compensation and Perks Paid to
      Board of Directors (former and present)
      From 1998 through 2004
12    Require Economy Class for All Business    Against   Against    Shareholder
      Travel of All Senior Executives, Company
      Employees, and Board of Directors
13    Allow Shareholders in Attendance at AGM   Against   Against    Shareholder
      to Elect Two Additional Directors to the
      Board in Addition to the Slate of
      Candidates Proposed by the Existing Board
      of Director's Nominating Committee at the
      AGM
14    Take Legal or other Appropriate Actions   Against   Against    Shareholder
      to Get Back Fees Paid to External
      Auditors From 1998 through 2004; Require
      Future Auditor's Fees To Be Approved by
      Shareholders at AGM
15    Require Nortel To Provide Letter to       Against   Against    Shareholder
      Regulatory Agencies With Information The
      Agencies Should Have Been Looking For to
      Protect Shareholders of Publicly Traded
      Companies


--------------------------------------------------------------------------------

SISTEMA AFK

Ticker:                      Security ID:  48122U105
Meeting Date: APR 29, 2005   Meeting Type: Special
Record Date:  MAR 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     RESOLUTION: Elect 4 Members to Counting   For       Did Not    Management
      Commission                                          Vote
2     RESOLUTION: Elect Alexander Semenov,      For       Did Not    Management
      Evgeny Tulupov, Andrey Bonsovich, Larisa            Vote
      Lapteva as Members of Counting Commission
3     RESOLUTION: Amend Charter: Increase in    For       Did Not    Management
      Share Capital                                       Vote
4     RESOLUTION: Approve Regulations on Board  For       Did Not    Management
      of Directors Re: Liability of Board of              Vote
      Directors


--------------------------------------------------------------------------------

SISTEMA AFK

Ticker:                      Security ID:  48122U105
Meeting Date: JUN 30, 2005   Meeting Type: Annual
Record Date:  MAY 17, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVAL OF THE COMPANY S ANNUAL REPORT   For       For        Management
      AND ANNUAL ACCOUNTING STATEMENTS,
      INCLUDING THE PROFIT AND LOSS ACCOUNT
2     APPROVAL OF THE DISBURSEMENT OF PROFITS,  For       For        Management
      THE SUM OF DIVIDENDS FOR THE YEAR 2004
      AND THE MODE, FORM AND TERM OF PAYMENT
      THEREOF
3     APPROVAL OF THE AMOUNT AS WELL AS THE     For       For        Management
      MODE, FORM AND TERM OF PAYMENT OF
      REMUNERATION OF THE MEMBERS OF THE BOARD
      OF DIRECTORS
4     APPROVAL TO FORM THE BOARD OF DIRECTORS   For       For        Management
      OF THE COMPANY THAT SHALL CONSIST OF 11
      (ELEVEN) MEMBERS
5     ELECTION OF DIRECTORS. IF YOU WISH TO     For       For        Management
      VOTE SELECTIVELY OR CUMULATE, PLEASE SEE
      ATTACHED INSTRUCTIONS
6     ELECTION OF THE FOLLOWING PERSON TO THE   For       For        Management
      INTERNAL AUDIT COMMISSION: INOZEMTSEV,
      VJACHESLAV IVANOVICH
7     ELECTION OF THE FOLLOWING PERSON TO THE   For       For        Management
      INTERNAL AUDIT COMMISSION: RUDOVA, ELENA
      VIKTOROVNA
8     ELECTION OF THE FOLLOWING PERSON TO THE   For       For        Management
      INTERNAL AUDIT COMMISSION: SIDORENKOVA,
      NATALIA ANATOLIEVNA
9     Ratify Auditors                           For       For        Management
10    APPROVAL OF AMENDMENTS OF THE CLAUSE 14.8 For       For        Management
      OF THE CHARTER
11    APPROVAL TO RATIFY THE REGULATION         For       For        Management
      (BY-LAWS) ON THE GENERAL MEETING OF
      SHAREHOLDERS




============ WELLS FARGO MASTER TRUST INTERNATIONAL INDEX PORTFOLIO ============

There were no proxies voted in relation to the securities held in the Portfolio's portfolio.


============ WELLS FARGO MASTER TRUST INTERNATIONAL VALUE PORTFOLIO ============

There were no proxies voted in relation to the securities held in the Portfolio's portfolio.


========== END NPX REPORT





SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Wells Fargo Master Trust


By

/s/ Karla M. Rabusch
Karla M. Rabusch
President



August 23, 2005
Date